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                                [SAB Letterhead]


                                  March 9, 2000

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.

Washington, D.C.  20549

                  RE: Providentmutual Life and Annuity Company of America Providentmutual Variable Annuity Separate Account (File No. 333-90081)

Commissioners:

         On behalf of Providentmutual Life and Annuity Company of America (the "Company"), we hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of prospectus and SAI contained in Pre-Effective Amendment No. 1 to the Form N-4 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on February 29, 2000 via EDGARLINK, and was declared effective on March 7, 2000.

         If you have any questions or comments, please call the undersigned at
(202) 383-0158 or Elisabeth M. Grano at (202) 383-0717.

                                                     Sincerely,

                                                     /s/ Stephen E. Roth

                                                     Stephen E. Roth


Attachments

cc:  James Potter, Esq.
     James Bernstein, Esq.
     Elisabeth M. Grano, Esq.